UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lyrical Asset Management LP
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           405 Park Avenue, 6th Floor
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           New York, NY 10022
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Form 13F File Number:   028-13315
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Moses
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Title:     Chief Operating Officer
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Phone:     212-415-6640
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Signature, Place, and Date of Signing:

   /s/ Jeffrey Moses             New York, NY               2/14/12
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
Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        34
                                               -------------

Form 13F Information Table Value Total:         $299,907
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Aecom Technology Corp       COM            00766T100    7,835   380,900 SH       SOLE                  380,900
AerCap Holdings N.V.        SHS            N00985106    8,462   749,480 SH       SOLE                  749,480
Aetna Inc.                  COM            00817Y108    7,259   172,060 SH       SOLE                  172,060
AFLAC Inc.                  COM            001055102    8,488   196,203 SH       SOLE                  196,203
Ameriprise Financial Inc.   COM            03076C106    8,763   176,540 SH       SOLE                  176,540
Assurant Inc.               COM            04621X108   10,631   258,921 SH       SOLE                  258,921
Avis Budget Group Inc.      COM            053774105    6,886   642,370 SH       SOLE                  642,370
Comcast Corp.               CL A           20030N101    9,932   418,892 SH       SOLE                  418,892
Corning Inc.                COM            219350105    6,636   511,261 SH       SOLE                  511,261
Coventry Health Care Inc.   COM            222862104    6,517   214,600 SH       SOLE                  214,600
CVS Caremark Corp.          COM            126650100   10,638   260,871 SH       SOLE                  260,871
Dell Inc.                   COM            24702R101    9,276   634,053 SH       SOLE                  634,053
DIRECTV                     COM CL A       25490A101    9,155   214,100 SH       SOLE                  214,100
Eaton Corp.                 COM            278058102    8,781   201,730 SH       SOLE                  201,730
EOG Resources Inc.          COM            26875P101    9,141    92,792 SH       SOLE                   92,792
Flowserve Corp              COM            34354P105    9,473    95,380 SH       SOLE                   95,380
Goodyear Tire & Rubber Co.  COM            382550101    9,674   682,710 SH       SOLE                  682,710
J.C. Penney Co. Inc.        COM            708160106   10,221   290,781 SH       SOLE                  290,781
Jarden Corp.                COM            471109108    8,747   292,750 SH       SOLE                  292,750
Johnson Controls Inc.       COM            478366107    8,067   258,046 SH       SOLE                  258,046
Lender Processing Serv Inc. COM            52602E102    5,625   373,235 SH       SOLE                  373,235
Lexmark Intl Inc A          CL A           529771107   10,341   312,700 SH       SOLE                  312,700
Liberty Interactive Corp A  CL A           53071M104    9,977   615,317 SH       SOLE                  615,317
Liz Claiborne Inc.          COM            539320101   10,783 1,249,449 SH       SOLE                1,249,449
National Fuel Gas Co.       COM            636180101    8,037   144,609 SH       SOLE                  144,609
Newell Rubbermaid Inc.      COM            651229106    9,198   569,515 SH       SOLE                  569,515
Owens-Illinois Inc          COM            690768403    6,827   352,280 SH       SOLE                  352,280
Raytheon Co.                COM            755111507    9,383   193,934 SH       SOLE                  193,934
TE Connectivity             COM            H84989104    8,785   285,130 SH       SOLE                  285,130
Tyco International Ltd.     COM            H89128104   10,019   214,491 SH       SOLE                  214,491
WellPoint Inc.              COM            94973V107    6,333    95,590 SH       SOLE                   95,590
Western Digital Corp        COM            958102105    8,931   288,550 SH       SOLE                  288,550
Willis Group Holdings PLC   COM            G96666105    9,918   255,630 SH       SOLE                  255,630
Wyndham Worldwide Corp.     COM            98310W108   11,167   295,190 SH       SOLE                  295,190
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